Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Austria - 4.3%
Erste Group Bank AG	247,867	$8,560,556
Vienna Insurance Group AG Wiener Versicherung Gruppe	79,887	2,226,649
Total Austria		10,787,205

Belgium - 5.9%
Azelis Group NV	98,434	1,943,096
KBC Group NV	84,247	5,244,934
UCB S.A.	93,640	7,669,988
Total Belgium		14,858,018

Czech Republic - 0.9%
Komercni Banka AS	75,280	2,188,760
Total Czech Republic		2,188,760

Denmark - 0.5%
Royal Unibrew AS	15,313	1,182,630
Total Denmark		1,182,630

France - 12.5%
Bureau Veritas S.A.	168,731	4,183,872
Dassault Aviation S.A.	10,479	1,973,719
Elis S.A.	352,512	6,191,261
Legrand S.A.	11,877	1,091,333
Publicis Groupe S.A.	74,935	5,672,032
SPIE S.A.	73,010	2,118,878
Technip Energies NV	248,914	6,180,174
Thales S.A.	29,591	4,158,813
Total France		31,570,082

Germany - 15.4%
Bayer AG	102,855	4,939,552
Beiersdorf AG	19,581	2,525,737
Brenntag SE	82,411	6,376,693
Hannover Rueck SE	9,063	1,988,592
Hensoldt AG	129,120	3,806,963
Jenoptik AG	45,316	1,145,190
Rheinmetall AG	40,816	10,499,978
Siemens Healthineers AG	22,972	1,161,967
United Internet AG	292,601	6,254,278
Washtec AG	9,731	344,651
Total Germany		39,043,601

Ireland - 2.4%
AIB Group PLC	1,364,111	6,114,237
Total Ireland		6,114,237

Netherlands - 5.0%
Heineken NV	57,578	5,076,165
QIAGEN NV (a)	121,179	4,889,524
Wolters Kluwer NV	22,655	2,742,966
Total Netherlands		12,708,655

Portugal - 1.9%
Jeronimo Martins SGPS S.A.	218,481	4,906,693
Total Portugal		4,906,693

Spain - 5.6%
Almirall S.A.	108,535	1,103,882
Bankinter S.A.	843,518	5,366,455
Fluidra S.A.	137,370	2,802,951
Industria de Diseno Textil S.A.	79,303	2,951,028
Laboratorios Farmaceuticos Rovi S.A.	37,863	2,049,360
Total Spain		14,273,676

Sweden - 4.7%
Alfa Laval AB	66,709	2,285,310
Assa Abloy AB - Class B	80,028	1,738,894
Hexpol AB	120,427	1,067,051
Sandvik AB	79,810	1,468,532
Trelleborg AB	218,626	5,431,949
Total Sweden		11,991,736

Switzerland - 5.6%
ABB, Ltd.	146,919	5,244,011
Julius Baer Group, Ltd.	19,793	1,266,909
Novartis AG	50,841	5,192,322
UBS Group AG	99,130	2,441,789
Total Switzerland		14,145,031

United Kingdom - 30.0%
BAE Systems PLC	727,596	8,841,687
Beazley PLC	569,774	3,831,353
British American Tobacco PLC	335,372	10,530,308
Bunzl PLC	166,067	5,914,310
Compass Group PLC	81,270	1,978,254
Haleon PLC	2,171,925	9,002,878
Hikma Pharmaceuticals PLC	103,570	2,629,988
IMI PLC	189,383	3,603,872
Next PLC	35,749	3,170,656
Prudential PLC	482,725	5,189,005
Rotork PLC	683,050	2,587,706
RS GROUP PLC	783,488	6,997,515
Savills PLC	170,636	1,801,921
Serco Group PLC	1,240,510	2,255,198
Smiths Group PLC	183,077	3,604,437
Softcat PLC	13,944	247,569
Spectris PLC	90,558	3,743,833
Total United Kingdom		75,930,490
TOTAL COMMON STOCKS (Cost $211,153,675)		239,700,814

PREFERRED STOCKS - 1.1%
Germany - 1.1%
FUCHS SE	68,179	2,642,901
Total Germany		2,642,901
TOTAL PREFERRED STOCKS (Cost $2,370,808)		2,642,901

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%	Shares
First American Government Obligations Fund - Class Z, 5.22% (b)	8,847,234	8,847,234
Total Money Market Funds		8,847,234
TOTAL SHORT-TERM INVESTMENTS (Cost $8,847,234)		8,847,234

TOTAL INVESTMENTS - 99.3% (Cost $222,371,717)		251,190,949
Other Assets in Excess of Liabilities - 0.7%		1,811,993
TOTAL NET ASSETS - 100.0%		$253,002,942

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$5,505,652	$234,195,162	$–
Preferred Stocks	–	2,642,901	–
Total Equities	5,505,652	236,838,063	–

Short-Term Investments:	–	–	–
Money Market Funds	8,847,234	–	–
Total Short-Term Investments	8,847,234	–	–

Total Investments in Securities	$14,352,886	$236,838,063	$–